UNAUDITED QUARTERLY DATA	12 Months Ended
Dec. 31, 2023
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED QUARTERLY DATA

NOTE 14 – UNAUDITED QUARTERLY DATA

Explanatory Note:

The Company is providing quarterly and year-to-date unaudited consolidated financial information for interim periods occurring within years ended December 31, 2023 and 2022 in order to comply with SEC requirements.

	Three months ended
	December 31,	September 30,	June 30,	March 31,
($ in dollars, except per share data)	2023	2023	2023	2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenue	$43,435	$12,556	$58,832	$(84,838)
Operating loss	$47,173	$(648,256)	$(783,047)	$(1,083,051)
Net (loss) income from continuing operations	$(467,417)	$(3,027,807)	$(2,654,957)	$(2,021,051)
Net (loss) income	$(467,417)	$(3,027,807)	$(2,654,957)	$(2,021,051)
Preferred stock dividends	$(23,209)	$(23,208)	$(22,721)	$(21,594)
Net (loss) income applicable to common shares	$(490,626)	$(3,051,015)	$(2,677,678)	$(2,042,645)

Net (loss) income per common share – basic	$(0.01)	$(0.09)	$(0.08)	$(0.06)
Net (loss) income per common share – diluted	$(0.01)	$(0.09)	$(0.08)	$(0.06)

Weighted average number of common shares outstanding – basic	32,958,288	32,958,288	32,958,288	32,958,288

	Three months ended
($ in dollars, except per share data)	December 31, 2022	September 30, 2022	June 30, 2022	March 31, 2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Revenue	$144,084	$243,284	$444,510	$237,101
Operating loss	$783,419	$2,034,426	$2,596,564	$2,782,766
Net (loss) income from continuing operations	$(639,335)	$(1,791,142)	$(2,152,054)	$(2,545,665)
Net (loss) income	$(1,074,953)	$(2,369,419)	$(2,888,399)	$(3,610,931)
Preferred stock dividends	$(22,074)	$(22,119)	$(9,719)	$-
Net (loss) income applicable to common shares	$(1,097,027)	$(2,391,538)	$(2,898,118)	$(3,610,931)

Net (loss) income per common share – basic	$(0.03)	$(0.07)	$(0.09)	$(0.11)
Net (loss) income per common share – diluted	$(0.03)	$(0.07)	$(0.09)	$(0.11)

Weighted average number of common shares outstanding – basic	32,958,288	32,958,288	32,958,288	32,958,288

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The quarterly balance sheets are as follows:

(in dollars)	As of September 30, 2023	As of June 30, 2023	As of March 31, 2023
ASSETS
Current Assets:
Cash and cash equivalents	$1,470	$6,658	$12,368
Accounts receivable, net	92,747	121,023	383,146
Other current assets	100,576	174,115	310,078
Total Current Assets	194,793	301,796	705,593

Property and equipment, net	191,801	314,179	360,197
Operating lease right-of-use assets	2,536,408	2,634,063	4,348,838
Other long term assets	89,991	89,991	-
Deferred tax assets	111,949	111,949	111,949
Total Assets	$3,124,942	$3,451,978	$5,526,577

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	9,241,859	9,259,754	10,039,310
Accrued expenses and other current liabilities	547,591	524,104	499,915
Notes payable, current portion	16,222,107	220,962	220,962
Convertible notes payable, net of original issue discount and deferred financing costs	-	14,185,264	11,395,155
Current maturities of long term lease obligations	315,075	330,699	474,446
Paycheck Protection Program	1,283,624	1,283,624	1,283,624
Total Current Liabilities	27,610,256	25,804,407	23,913,412

Notes payable, non-current portion	-	-	-
Long-term lease obligations	2,519,859	2,594,793	3,951,597
Deferred tax liability	52,758	52,608	51,441
Temporary Equity	969,706	-	35,000
Total Liabilities	31,152,579	28,451,808	27,951,450

Stockholders’ Equity (Deficit):
Preferred stock; $0.01 par value, 1,000,000 shares authorized:
Series A Convertible Preferred stock; $0.01 par value, 147 issued and outstanding	1	1	1
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2022 and 2021, respectively	32,958	32,958	32,958
Additional paid-in capital	35,404,995	35,404,995	35,324,995
Accumulated (deficit) earnings	(63,465,591)	(60,437,784)	(57,782,827)
Total Stockholders’ Equity (Deficit)	(28,027,637)	(24,999,830)	(22,424,873)
Total Liabilities and Stockholders’ Equity (Deficit)	$3,124,942	$3,451,978	$5,526,577

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

(in dollars)	As of September 30, 2022	As of June 30, 2022	As of March 31, 2022
ASSETS
Current Assets:
Cash and cash equivalents	$4,172	$6,270	$22,137
Accounts receivable, net	296,565	309,217	292,783
Other current assets	369,248	377,813	402,838
Total Current Assets	669,985	693,300	717,758

Property and equipment, net	572,729	596,322	619,912
Operating lease right-of-use assets	4,611,591	4,740,318	4,867,648
Other long term assets	-	-	-
Deferred tax assets	111,949	111,949	111,949
Total Assets	$5,966,254	$6,141,889	$6,317,267

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	8,262,160	6,636,305	5,719,266
Accrued expenses and other current liabilities	305,760	279,687	261,268
Notes payable, current portion	241,398	244,147	327,006
Convertible notes payable, net of original issue discount and deferred financing costs	10,717,899	10,273,343	9,465,409
Current maturities of long term lease obligations	476,790	466,930	457,192
Paycheck Protection Program	1,283,624	1,283,624	1,283,624
Total Current Liabilities	21,287,631	19,184,036	17,513,765

Notes payable, non-current portion	-	-	-
Long-term lease obligations	4,010,631	3,929,764	3,849,897
Deferred tax liability	-	-	-
Temporary Equity	-	7,500,000	7,500,000
Total Liabilities	25,298,262	30,613,800	28,863,662

Stockholders’ Equity (Deficit):
Preferred stock; $0.01 par value, 1,000,000 shares authorized:
Series A Convertible Preferred stock; $0.01 par value, 147 issued and outstanding	1	1	-
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2022 and 2021, respectively	32,958	32,958	32,958
Additional paid-in capital	35,321,856	27,812,533	26,849,651
Accumulated (deficit) earnings	(54,686,823)	(52,317,403)	(49,429,004)
Total Stockholders’ Equity (Deficit)	(19,332,008)	(24,471,911)	(22,546,395)
Total Liabilities and Stockholders’ Equity (Deficit)	$5,966,254	$6,141,889	$6,317,267

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The Company’s quarterly statement of operations are as follows:

	Three months ended	Three months ended	Three months ended	Three months ended
	December 31,	September 30,	June 30,	March 31,
	2023	2023	2023	2023
(in dollars, except per share data)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Revenues, net of discounts	$43,435	$12,556	$58,832	$(84,838)
Cost of revenues	-	-	-	-
Gross profit	43,435	12,556	58,832	(84,838)

Operating Expenses
Compensation expense	(275,220)	171,795	171,213	186,056
Selling, general and administrative expenses	296,782	388,275	695,482	806,032
Loss on sale of assets	(25,300)	100,742	(24,816)	6,125
Amortization of intangible assets	-	-	-	-
Total operating expenses	(3,738)	660,812	841,879	998,213
Operating (loss) income	47,173	(648,256)	(783,047)	(1,083,051)

Other (Expense) Income
Interest (expense) income	(729,796)	(2,379,551)	(1,871,910)	(938,000)
Amortization of deferred financing costs and debt discount	-	-	-	-
Other (expense) income	215,206	-	-	-
Total other (expense) income	(514,590)	(2,379,551)	(1,871,910)	(938,000)
(Loss) income before (benefit)provision for income taxes	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)
(Benefit) provision for income taxes	-	-	-	-

Net (loss) income	(467,417)	(3,027,807)	(2,654,957)	(2,021,051)
Preferred stock dividends	(23,209)	(23,208)	(22,721)	(21,594)
Net (loss) income attributable to common shareholders	(490,626)	(3,051,015)	(2,677,678)	(2,042,645)

Continuing operations loss per common share:
Basic and diluted	$(0.01)	$(0.09)	$(0.08)	$(0.06)

Weighted average number of common shares outstanding, basic and diluted	32,958,288	32,958,288	32,958,288	32,958,288

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	Three months ended	Three months ended	Three months ended	Three months ended
	December 31,	September 30,	June 30,	March 31,
	2022	2022	2022	2022
(in dollars, except per share data)	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Revenues, net of discounts	$144,084	$243,284	$444,510	$237,101
Cost of revenues	-	-	-	-
Gross profit	144,084	243,284	444,510	237,101

Operating Expenses
Compensation expense	78,065	1,007,175	1,394,775	1,985,750
Selling, general and administrative expenses	622,795	1,027,251	1,201,789	766,438
Loss on sale of assets	82,559	-	-	30,578
Amortization of intangible assets	-	-	-	-
Total operating expenses	783,419	2,034,426	2,596,564	2,782,766
Operating (loss) income	(639,335)	(1,791,142)	(2,152,054)	(2,545,665)

Other (Expense) Income
Interest (expense) income	(1,296,563)	(578,304)	(768,502)	(1,065,473)
Amortization of deferred financing costs and debt discount	-	-	-	-
Other (expense) income	860,945	27	32,157	207
Total other (expense) income	(435,618)	(578,277)	(736,345)	(1,065,266)
(Loss) income before (benefit)provision for income taxes	(1,074,953)	(2,369,419)	(2,888,399)	(3,610,931)
(Benefit) provision for income taxes	-	-	-	-

Net (loss) income	(1,074,953)	(2,369,419)	(2,888,399)	(3,610,931)
Preferred stock dividends	(22,074)	(22,119)	(9,719)	-
Net (loss) income attributable to common shareholders	$(1,097,027)	$(2,391,538)	$(2,898,118)	$(3,610,931)

Continuing operations loss per common share:
Basic and diluted	$(0.03)	$(0.07)	$(0.09)	$(0.11)

Weighted average number of common shares outstanding, basic and diluted	32,958,288	32,958,288	32,958,288	32,958,288

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The Company’s year-to-date statement of operations are as follows:

	Nine months ended	Six months ended	Three months ended
	September 30,	June 30,	March 31,
	2023	2023	2023
(in dollars, except per share data)	(unaudited)	(unaudited)	(unaudited)

Revenues, net of discounts	$(13,450)	$(26,006)	$(84,838)
Cost of revenues	-	-	-
Gross profit	(13,450)	(26,006)	(84,838)

Operating Expenses
Compensation expense	529,064	357,269	186,056
Selling, general and administrative expenses	1,889,789	1,501,514	806,032
Loss on sale of assets	82,051	(18,691)	6,125
Amortization of intangible assets	-	-	-
Total operating expenses	2,500,904	1,840,092	998,213
Operating (loss) income	(2,514,354)	(1,866,098)	(1,083,051)

Other (Expense) Income
Interest (expense) income	(5,189,461)	(2,809,910)	(938,000)
Amortization of deferred financing costs and debt discount	-	-	-
Other (expense) income	-	-	-
Total other (expense) income	(5,189,461)	(2,809,910)	(938,000)
(Loss) income before (benefit)provision for income taxes	(7,703,815)	(4,676,008)	(2,021,051)
(Benefit) provision for income taxes	-	-	-

Net (loss) income	(7,703,815)	(4,676,008)	(2,021,051)
Preferred stock dividends	(67,523)	(44,315)	(21,594)
Net (loss) income attributable to common shareholders	(7,771,338)	(4,720,323)	(2,042,645)

Continuing operations loss per common share:
Basic and diluted	$(0.24)	$(0.14)	$(0.06)

Weighted average number of common shares outstanding, basic and diluted	32,958,288	32,958,288	32,958,288

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	Nine months ended	Six months ended	Three months ended
	September 30,	June 30,	March 31,
	2022	2022	2022
(in dollars, except per share data)	(unaudited)	(unaudited)	(unaudited)

Revenues, net of discounts	$924,895	$681,611	$237,101
Cost of revenues	-	-	-
Gross profit	924,895	681,611	237,101

Operating Expenses
Compensation expense	4,387,700	3,380,525	1,985,750
Selling, general and administrative expenses	2,995,478	1,968,227	766,438
Loss on sale of assets	30,578	30,578	30,578
Amortization of intangible assets	-	-	-
Total operating expenses	7,413,756	5,379,330	2,782,766
Operating (loss) income	(6,488,861)	(4,697,719)	(2,545,665)

Other (Expense) Income
Interest (expense) income	(2,412,279)	(1,833,975)	(1,065,473)
Amortization of deferred financing costs and debt discount	-	-	-
Other (expense) income	32,391	32,364	207
Total other (expense) income	(2,379,888)	(1,801,611)	(1,065,266)
(Loss) income before (benefit) provision for income taxes	(8,868,749)	(6,499,330)	(3,610,931)
(Benefit) provision for income taxes	-	-	-

Net (loss) income	(8,868,749)	(6,499,330)	(3,610,931)
Preferred stock dividends	(31,838)	(9,719)	-
Net (loss) income attributable to common shareholders	$(8,900,587)	(6,509,049)	(3,610,931)

Continuing operations loss per common share:
Basic and diluted	$(0.27)	$(0.20)	$(0.11)

Weighted average number of common shares outstanding, basic and diluted	32,958,288	32,958,288	32,958,288

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The Company’s statement of cash flows are as follows:

	Three months ended	Three months ended	Three months ended	Three months ended
	December 31,	September 30,	June 30,	March 31,
($ in dollars)	2023	2023	2023	2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Cash flows from operating activities:
Net loss	$(467,417)	$(3,027,807)	$(2,654,957)	$(2,021,051)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	8,682	8,681	13,766	13,676
Loss on disposition of assets	89,991	-	17,252	82,624
Amortization of debt discount	8,250	74,275	919,348	427,513
Amortization of deferred financing costs	166,918	-	(89,991)	-
Share-based compensation	-	-	(35,000)	35,000
Preferred dividends - accrued	23,208	23,208	22,722	21,594
Provision for bad debts	3,216	3,194	11,237	23,866
Changes in operating assets and liabilities:
Accounts receivable	(2,913)	25,082	250,886	908,989
Other current assets	(106,055)	(307)	25,194	3,242
(Increase) decrease in leased assets	99,050	97,655	1,714,775	132,607
Accounts payable and accrued liabilities	(1,447,249)	(17,895)	(744,556)	367,550
(Increase) decrease in lease liabilities	(93,169)	(90,559)	(1,500,550)	(119,220)
Net cash provided by (used in) operating activities	$(1,717,488)	$(2,904,472)	$(2,049,875)	$(123,610)

Cash flows from investing activities:
Proceeds from sale of fixed assets	-	113,697	15,000	18,000
Purchase of property and equipment	(79,124)	-	-	(3,794)
Net cash (used in) provided by investing activities	$(79,124)	$113,697	$15,000	$14,206

Cash flows from financing activities:
Payments on notes payable	-	-	-	(173,764)
Proceeds from issuance of convertible notes	1,807,749	2,785,586	1,984,166	288,316
Proceeds from sale of preferred stock	-	-	45,000	-
Net cash provided by (used in) financing activities	$1,807,749	$2,785,587	$2,029,165	$114,552

Net change in cash	11,137	(5,188)	(5,710)	5,148
Cash, beginning of period	1,469	6,657	12,367	7,219
Cash, end of period	$12,606	$1,469	$6,657	$12,367

Supplemental disclosure of cash flow information:
Cash paid for interest	$-	$-	$-	$-
Cash paid for income taxes	$-	$-	$-	$-

Supplemental disclosure of cash flow information:
Note Payable addition from OID	$93,250	$-	$-	$258,462
Warrants issued for debt discount	-	-	-	1,672
Common shares issued for convertible notes - inducement	$1,803	$-	$-	$900

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	Nine months ended	Six months ended	Three months ended
	September 30,	June 30,	March 31,
($ in dollars)	2023	2023	2023
	(unaudited)	(unaudited)	(unaudited)
Cash flows from operating activities:
Net loss	$(7,703,815)	$(4,676,008)	$(2,021,051)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	36,123	27,442	13,676
Loss on disposition of assets	99,876	99,876	82,624
Amortization of debt discount	1,421,136	1,346,861	427,513
Amortization of deferred financing costs	(89,991)	(89,991)	-
Share-based compensation	-	-	35,000
Preferred dividends - accrued	67,524	44,316	21,594
Provision for bad debts	38,297	35,103	23,866
Changes in operating assets and liabilities:
Accounts receivable	1,184,957	1,159,875	908,989
Other current assets	28,129	28,436	3,242
(Increase) decrease in leased assets	1,945,037	1,847,382	132,607
Accounts payable and accrued liabilities	(394,901)	(377,006)	367,550
(Increase) decrease in lease liabilities	(1,710,329)	(1,619,770)	(119,220)
Net cash provided by (used in) operating activities	$(5,077,957)	$(2,173,485)	$(123,610)

Cash flows from investing activities:
Proceeds from sale of fixed assets	146,697	33,000	18,000
Purchase of property and equipment	(3,794)	(3,794)	(3,794)
Net cash (used in) provided by investing activities	$142,903	$29,206	$14,206

Cash flows from financing activities:
Payments on notes payable	(173,764)	(173,764)	(173,764)
Proceeds from issuance of convertible notes	5,058,068	2,272,480	288,316
Proceeds from sale of preferred stock	45,000	45,000	-
Net cash provided by (used in) financing activities	$4,929,304	$2,143,717	$114,552

Net change in cash	(5,750)	(562)	5,148
Cash, beginning of period	7,219	7,219	7,219
Cash, end of period	$1,469	$6,657	$12,367

Supplemental disclosure of cash flow information:
Cash paid for interest	$-	$-	$-
Cash paid for income taxes	$-	$-	$-

Supplemental disclosure of cash flow information:
Note Payable addition from OID	$258,462	$258,462	$258,462
Warrants issued for debt discount	1,672	1,672	1,672
Common shares issued for convertible notes - inducement	$900	$900	$900

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	Three months ended	Three months ended	Three months ended	Three months ended
	December 31,	September 30,	June 30,	March 31,
($ in dollars)	2022	2022	2022	2022
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Cash flows from operating activities:
Net loss	$(1,074,953)	$(2,369,419)	$(2,888,399)	$(3,610,931)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	19,466	23,593	23,591	21,912
Loss on disposition of assets	82,560	-	-	30,578
Accretion of debt modification	-	-	-	12,259
Amortization of debt discount	63,836	(82,882)	361,861	1,151,160
Amortization of warrants issued for debt discount	4,623	-	-	188,608
Amortization of debt discount	3,000	60,090	-	7,006
Share-based compensation	-	625	1,125	2,438
Preferred dividends - accrued	22,074	22,118	9,719	-
Provision for bad debts	90,472	(151,363)	57,204	136,817
Changes in operating assets and liabilities:
Accounts receivable	(1,109,908)	164,015	(73,638)	15,954
Other current assets	240,544	8,565	25,025	(20,676)
(Increase) decrease in leased assets	130,146	128,726	127,331	122,190
Accounts payable and accrued liabilities	1,401,020	1,625,855	917,039	1,158,232
(Increase) decrease in lease liabilities	57,840	90,727	89,603	(696,698)
Net cash provided by (used in) operating activities	$(69,280)	$(479,350)	$(1,349,539)	$(1,481,151)

Cash flows from investing activities:
Purchase of property and equipment	-	-	-	(80,680)
Net cash (used in) provided by investing activities	$-	$-	$-	$(80,680)

Cash flows from financing activities:
Payments on notes payable	(2,672)	(62,749)	(82,859)	(712,177)
Proceeds from issuance of convertible notes	75,000	540,000	464,781	2,289,000
Proceeds from sale of preferred stock	-	-	951,750	-
Net cash provided by (used in) financing activities	$72,328	$477,251	$1,333,672	$1,576,823

Net change in cash	3,048	(2,099)	(15,867)	14,992
Cash, beginning of period	4,171	6,270	22,137	7,145
Cash, end of period	$7,219	$4,171	$6,270	$22,137

Supplemental disclosure of cash flow information:
Cash paid for interest	$-	$-	$-	$-
Cash paid for income taxes	$-	$-	$-	$-

Supplemental disclosure of cash flow information:
Reverse temporary equity for bankruptcy	$-	$7,500,000	$-	$-
Convertible notes exchanged	-	210,000	-	165,000
Fixed asset purchased under capital lease	-	403,846	-	2,954,156
Note Payable addition from DFC	15,000	3,954	-	226,000
Note Payable addition from OID	48,462	-	199,231	1,180,461
Warrants issued for debt discount	1,467	8,698	10,008	144,023
Common shares issued for convertible notes - inducement	$1,662	$-	$8,700	$37,542

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

	Nine months ended	Six months ended	Three months ended
	September 30,	June 30,	March 31,
($ in dollars)	2022	2022	2022
	(unaudited)	(unaudited)	(unaudited)
Cash flows from operating activities:
Net loss	$(8,868,749)	$(6,499,330)	$(3,610,931)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	69,096	45,503	21,912
Loss on disposition of assets	30,578	30,578	30,578
Accretion of debt modification	12,259	12,259	12,259
Amortization of debt discount	1,430,139	1,513,021	1,151,160
Amortization of warrants issued for debt discount	188,608	188,608	188,608
Amortization of debt discount	67,096	7,006	7,006
Share-based compensation	4,188	3,563	2,438
Preferred dividends - accrued	31,837	9,719	-
Provision for bad debts	42,658	194,021	136,817
Changes in operating assets and liabilities:
Accounts receivable	106,331	(57,684)	15,954
Other current assets	12,914	4,349	(20,676)
(Increase) decrease in leased assets	378,247	249,521	122,190
Accounts payable and accrued liabilities	3,701,126	2,075,271	1,158,232
(Increase) decrease in lease liabilities	(516,368)	(607,095)	(696,698)
Net cash provided by (used in) operating activities	$(3,310,040)	$(2,830,690)	$(1,481,151)

Cash flows from investing activities:
Purchase of property and equipment	(80,680)	(80,680)	(80,680)
Net cash (used in) provided by investing activities	$(80,680)	$(80,680)	$(80,680)

Cash flows from financing activities :
Payments on notes payable	(857,785)	(795,036)	(712,177)
Proceeds from issuance of convertible notes	3,293,781	2,753,781	2,289,000
Proceeds from sale of preferred stock	951,750	951,750	-
Net cash provided by (used in) financing activities	$3,387,746	$2,910,495	$1,576,823

Net change in cash	(2,974)	(875)	14,992
Cash, beginning of period	7,145	7,145	7,145
Cash, end of period	$4,171	$6,270	$22,137

Supplemental disclosure of cash flow information:
Cash paid for interest	$-	$-	$-
Cash paid for income taxes	$-	$-	$-

Supplemental disclosure of cash flow information:
Reverse temporary equity for bankruptcy	$7,500,000	$-	$-
Convertible notes exchanged	375,000	165,000	165,000
Fixed asset purchased under capital lease	3,358,002	2,954,156	2,954,156
Note Payable addition from DFC	229,954	226,000	226,000
Note Payable addition from OID	1,379,692	1,379,692	1,180,461
Warrants issed for debt discount	162,729	154,031	144,023
Common shares issued for convertible notes - inducement	$46,242	$46,242	$37,542

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

The Company’s statement of changes in stockholders’ equity are as follows:

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

CONSOLIDATED STATEMENT OF STOCKHOLDERS’ EQUITY

TWO YEARS ENDED DECEMBER 31, 2023

(in dollars)

					Additional
	Common stock		Preferred stock		Paid in	Accumulated
	Shares	Amount	Shares	Amount	Capital	Deficit	Total
Balance, December 31, 2022	32,958,288	$32,958	141	$1	$35,323,323	$(55,761,775)	$(20,405,493)
Stock based compensation	—	—	—	—	—	—	—
Warrants issued for debt discount	—	—	—	—	1,672	—	1,672
Proceeds from issuance of Preferred stock	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	(2,021,051)	(2,021,051)
Balance, March 31, 2023	32,958,288	$32,958	141	$1	$35,324,995	$(57,782,826)	$(22,424,873)
Stock based compensation	—	—	—	—	35,000	—	35,000
Warrants issued for debt discount	—	—	—	—	—	—	—
Proceeds from issuance of Preferred stock	—	—	6	—	45,000	—	45,000
Net loss	—	—	—	—	—	(2,654,957)	(2,654,957)
Balance, June 30, 2023	32,958,288	$32,958	147	$1	35,404,995	$(60,437,783)	(24,999,830)
Stock based compensation	—	—	—	—	—	—	—
Warrants issued for debt discount	—	—	—	—	—	—	—
Proceeds from issuance of Preferred stock	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	(3,027,807)	(3,027,807)
Balance, September 30, 2023	32,958,288	$32,958	147	$1	$35,404,995	$(63,465,590)	$(28,027,637)
Stock based compensation	—	—	—	—	(35,000)	—	(35,000)
Warrants issued for debt discount	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	(467,417)	(467,417)
Balance, December 31, 2023	32,958,288	$32,958	147	$1	$35,369,995	$(63,933,007)	$(28,530,053)

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

CONSOLIDATED STATEMENT OF STOCKHOLDERS’ EQUITY

THE YEAR ENDED DECEMBER 31, 2022

(in dollars)

					Additional
	Common stock		Preferred stock		Paid in	Accumulated
	Shares	Amount	Shares	Amount	Capital	Deficit	Total
Balance, December 31, 2021	32,958,288	$32,958	—	$—	$26,703,190	$(45,818,073)	$(19,081,925)
Stock based compensation	—	—	—	—	2,438	—	2,438
Warrants issued for debt discount	—	—	—	—	144,023	—	144,023
Proceeds from issuance of Preferred stock	—	—	—	—	—	—	—
Adjust Steward (Bankruptcy) Settlement	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	(3,610,931)	(3,610,931)
Balance, March 31, 2022	32,958,288	$32,958	—	$—	$26,849,651	$(49,429,004)	$(22,546,395)
Stock based compensation	—	—	—	—	1,127	—	1,127
Warrants issued for debt discount	—	—	—	—	10,008	—	10,008
Proceeds from issuance of Preferred stock	—	—	141	1	951,748	—	951,748
Adjust Steward (Bankruptcy) Settlement	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	(2,888,399)	(2,888,399)
Balance, June 30, 2022	32,958,288	$32,958	141	$1	$27,812,534	$(52,317,403)	$(24,471,911)

Stock based compensation	—	—	—	—	624	—	624
Warrants issued for debt discount	—	—	—	—	8,698	—	8,698
Proceeds from issuance of Preferred stock	—	—	—	—	7,500,000	—	7,500,000
Net loss	—	—	—	—	—	(2,369,419)	(2,369,419)
Balance, September 30, 2022	32,958,288	$32,958	141	$1	$35,321,856	$(54,686,822)	$(19,332,008)

Stock based compensation	—	—	—	—	—	—	—
Warrants issued for debt discount	—	—	—	—	1,467	—	1,467
Proceeds from issuance of Preferred stock	—	—	—	—	—	—	—
Adjust Steward (Bankruptcy) Settlement	—	—	—	—	—	—	—
Net loss	—	—	—	—	—	(1,074,953)	(1,074,953)
Balance, December 30, 2022	32,958,288	$32,958	141	$1	$35,323,323	$(55,761,775)	$(20,405,493)

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023